Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the first HK$2 million of profits earned by the qualifying group entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The profits of group entities incorporated in Hong Kong not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. In addition, payments of dividends from Hong Kong subsidiaries to their shareholders are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. Zigong Noah Financial Service Co., Ltd. falls within the encouraged industries catalogue in Western China, which is eligible for preferential income tax rate of 15%. Ark (Shanghai) Network Technology Co., Ltd. obtained the approval for preferential income tax rate of 15% due to High and New Technology Enterprise in November 2020 and such preferential income tax rate expired in November 2023. Shanghai Nuorong Information Technology Co., Ltd. obtained the approval for preferential income tax rate of 15% due to High and New Technology Enterprise in December 2022 and such preferential income tax rate will expire in December 2025.

Income before income taxes consists of:

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Mainland China	686,188	588,048	283,045	39,866
Hong Kong	584,236	389,517	743,619	104,737
Cayman Islands	(66,140)	39,463	6,537	921
Others	93,758	132,521	176,046	24,796
Total	1,298,042	1,149,549	1,209,247	170,320

The tax expense comprises:

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current Tax	413,603	354,108	248,353	34,980
Deferred Tax	(119,663)	(87,000)	14,007	1,973
Total	293,940	267,108	262,360	36,953

Reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2021	2022	2023
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.18%	(0.07)%	0.33%
Effect of non-deductible settlement expenses	0.40%	—	—
Effect of tax-free investment income	(0.57)%	(0.72)%	(2.13)%
Effect of different tax rate of subsidiary in other jurisdiction	(4.85)%	(6.61)%	(6.12)%
Effect of deferred tax asset allowance	1.56%	7.22%	2.78%
Effect of tax holidays	(1.27)%	(0.92)%	(0.56)%
Effect of income from equity in fund of fund	2.91%	1.21%	1.03%
Effect of dividend withholding tax	—	1.74%	1.26%
Effect of true-ups	(0.82)%	(3.36)%	0.33%
Effect of others	0.10%	(0.25)%	(0.22)%
	22.64%	23.24%	21.70%

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Year Ended December 31,
	(Amount in Thousands Except Shares Data)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Aggregate	16,422	10,594	6,807	959
Per share effect-basic[1]	0.05	0.03	0.02	—
Per share effect-diluted	0.05	0.03	0.02	—

Note 1: Results have been retroactively adjusted to reflect the 1-for-10 Share Subdivision effective on October 27, 2023. See Note 2 for details.

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	159,817	93,938	13,231
Tax loss carry forward	491,311	548,814	77,299
Unrealized other loss	5,876	11,230	1,582
Provision for impairment of investments	39,300	42,322	5,961
Provision for allowance of credit losses	42,050	38,818	5,467
Provision for contingent liability	24,750	24,750	3,486
Others	6,804	9,080	1,279
Gross deferred tax assets	769,908	768,952	108,305
Valuation allowance	(333,467)	(319,780)	(45,040)
Net deferred tax assets	436,441	449,172	63,265
Deferred tax liabilities:
Unrealized investment income	44,414	65,325	9,201
Timing difference on revenue recognition	—	16,895	2,380
Dividend withholding tax	20,000	15,260	2,149
Acquired deferred tax liabilities (Note 7)	185,354	182,602	25,719
Net deferred tax liabilities	249,768	280,082	39,449

For a particular tax-paying component of the Group and within a particular tax jurisdiction, all deferred tax liabilities and assets are offset and presented as a single amount in the balance sheet. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions. The above table presents the deferred tax assets and liabilities before offset.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2023, operating loss carry forward amounted to RMB2,304,028 for the PRC and Hong Kong income tax purpose. According to the Article 18 of the PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years, tax loss carried forward that the Group recognized for PRC subsidiaries and VIEs will begin to expire from 2024 to 2028.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	60,628	271,813	333,467
Provided	20,275	94,856	41,912
Addition due to acquisition	193,826	—	5,615
Write off	(2,916)	(9,472)	(52,995)
Reversal	—	(23,730)	(8,219)
Balance at ending of the year	271,813	333,467	319,780

The acquisition of DD Finance Ltd. resulted in an increase of RMB5,615 in both deferred tax assets of tax loss carried forward and related valuation allowance as the Group estimated that accumulated loss of DD Finance Ltd. can’t be realized in the future based on its intent to use.

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB5.1 billion and RMB5.1 billion as of December 31, 2022 and 2023, respectively. Referring to Note 20, (i) an annual dividend of approximately RMB509.0 million in respect of the year ended December 31, 2023 and (ii) a non-recurring special dividend of approximately RMB509.0 million have been recommended by the board of directors of the Company. To execute the dividend plan, the shareholder of Kunshan Noah Xingguang Investment Management Co., Ltd. (“Noah Xingguang”, one of the Group’s PRC subsidiaries) has approved to distribute cash dividends of RMB305.2 million to Noah Insurance (Hong Kong) Limited (the parent company of Noah Xingguang, incorporated in Hong Kong), and the Group recorded a deferred tax liability of RMB15.3 million as of December 31, 2023 accordingly. The remaining undistributed earnings of the Group’s PRC subsidiaries would be indefinitely reinvested.

Aggregate undistributed earnings of the Group’s VIE companies located in the PRC that are available for distribution to the Group were approximately RMB3.1 billion and RMB3.4 billion as of December 31, 2022 and 2023, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group did not record any uncertain tax positions during the years ended December 31, 2021, 2022 and 2023. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.